Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended					12 Months Ended
	Jun. 25, 2014	Dec. 31, 2014	Dec. 31, 2014	Oct. 07, 2014 Director	Jun. 25, 2015	Dec. 27, 2014	Jan. 28, 2015	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Shares Issued	30,300,000
Proceeds from initial public offering	$ 544.7
Unrecognized compensation cost related to Incentive Units		0.7	0.7
Unrecognized compensation cost related to Incentive Units, weighted-average recognition period		6 years 4 months 2 days
Common Stock Shares Authorized		1,000,000,000	1,000,000,000					1,000,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01					$ 0.01
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Common Stock Shares Authorized		16,000,000	16,000,000
Restricted shares of common stock issued				31,115
Common stock, par value				$ 0.01
Number of non employee directors				7
Restricted stock expense			0.1
Restricted Stock [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Restricted stock expense					0.3
Stock Sold by Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Shares Issued	21,500,000
Stock Sold by Selling Stockholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Shares Issued	8,800,000
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Shares Issued	21,500,000
Offering expense	35.8
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares agreed to issue and sell						62,500,000
Stock price, per share						$ 7.04
Private Placement [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Proceeds from issuance of Common Stock							434
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation cost related to the issuance of Incentive Units		$ 0.1						$ 0.1	$ 0.1
Common Class C-1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares authorized to be issue		1,000	1,000
Common Class C-2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares authorized to be issue		1,000	1,000